Income tax - Components of deferred tax assets (liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2020	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets (liabilities)	$ (13,895)	$ (22,709)	$ 3,880	$ 3,880
Non-deductible reserves | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets (liabilities)	(125)	(317)	(78)
Non-deductible reserves | USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets (liabilities)	(5,319)	(4,712)	(1,885)
SR&ED investment tax credits, net of 12(1)(x)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets (liabilities)	(2,001)	(1,457)	(1,459)
Property and equipment | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets (liabilities)	83	212	228
Property and equipment | USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets (liabilities)	2,349	1,493	499
Deferred development costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets (liabilities)	548	608	735
Intangible assets including goodwill | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets (liabilities)	89	82	66
Intangible assets including goodwill | USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets (liabilities)	42,242	41,967	2,798
Non-capital losses carried forward | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets (liabilities)	(480)		(94)
Non-capital losses carried forward | USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets (liabilities)	(15,140)	(5,159)	(4,074)
Capital losses carried forward and other | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets (liabilities)	(3)	(3)	(272)
Right of use assets net of obligations | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets (liabilities)	(27)	(30)	(6)
Right of use assets net of obligations | USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets (liabilities)	(239)	(148)	(76)
Share issuance costs | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets (liabilities)	(834)	(1,146)	$ (262)
Acquisition costs and other | USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets (liabilities)	(404)	(421)
Stock options | USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets (liabilities)	(4,096)	$ (8,260)
163J interest
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets (liabilities)	3,593
Interest rate swap.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets (liabilities)	(507)
Capital development cost-USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets (liabilities)	$ (338)